Post-retirement benefits - Pensions (Details) £ in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Mar. 31, 2020 GBP (£)	Mar. 31, 2020 USD ($)	Oct. 31, 2016 GBP (£)	Dec. 31, 2020 GBP (£) plan country	Dec. 31, 2020 USD ($) employee installment plan country	Dec. 31, 2019 USD ($) employee	Dec. 31, 2018 GBP (£) employee	Dec. 31, 2018 USD ($) employee	Dec. 31, 2017 GBP (£) installment	Mar. 31, 2019 GBP (£)	Mar. 31, 2019 USD ($)
Post-retirement benefits
Number of employees | employee					76,100	70,600	64,600	64,600
Plan liabilities					$ 13,870
Market value of plan assets					10,668	$ 9,605
Pension schemes
Post-retirement benefits
Plan liabilities					$ 13,870	12,412
Market value of plan assets						$ 9,605
Pension schemes | UK, US and Sweden
Post-retirement benefits
Total defined benefit obligations as a percentage of total					90.00%
Net defined benefit obligations as a percentage of total					77.00%
Number of main defined benefit pension obligation countries | plan				3	3
Pension schemes | UK defined benefit plans
Post-retirement benefits
Total defined benefit obligations as a percentage of total					61.00%
Inflation assumption (as a percent)					2.90%	3.00%
Salary increases assumption (as a percent)										0.00%	0.00%
Pension increases assumption (as a percent)					2.80%	2.80%				3.07%	3.07%
Investment returns assumption (as a percent)										2.98%	2.98%
Plan liabilities					$ 8,425	$ 7,580				£ 5,991	$ 8,012
Market value of plan assets					$ 7,179	6,464				£ 5,403	$ 7,225
Refund adjustments required in respect of governing documentation | £				£ 0
GMP equalisation past service cost						$ (49)
Pension schemes | Rest of Group defined benefit plans
Post-retirement benefits
Inflation assumption (as a percent)					1.60%	1.50%
Salary increases assumption (as a percent)					3.10%	2.30%
Pension increases assumption (as a percent)					1.60%	1.50%
Plan liabilities					$ 1,319	$ 1,080
Market value of plan assets					581	512
Pension schemes | Rest of Group defined benefit plans | US
Post-retirement benefits
Plan liabilities					1,601	1,592
Market value of plan assets					$ 1,570	$ 1,506
Pension schemes | Rest of Group defined benefit plans | SWEDEN
Post-retirement benefits
Inflation assumption (as a percent)					1.50%	1.80%
Salary increases assumption (as a percent)					3.00%	3.30%
Pension increases assumption (as a percent)					1.50%	1.80%
Plan liabilities					$ 2,525	$ 2,160
Market value of plan assets					$ 1,338	1,123
UK defined benefit pension | UK defined benefit plans
Post-retirement benefits
Number of employees | employee					579
Deficit recovery contribution	£ 51	$ 65
Contribution	£ 28	$ 36
Letter of credit for additional deficit recovery contribution payment | £									£ 126
Number of equal instalments | installment									5
Number of instalments paid | installment					3
UK defined benefit pension | UK defined benefit plans | Maximum
Post-retirement benefits
Guaranteed amount related to long-term funding agreement with Trustee | £			£ 350
UK defined benefit pension | UK defined benefit plans | Due within one year
Post-retirement benefits
Further contribution				£ 29	$ 39
US defined benefit pension | UK defined benefit plans
Post-retirement benefits
GMP equalisation past service cost					$ 1		£ 17	$ 23
US defined benefit pension | Rest of Group defined benefit plans | US
Post-retirement benefits
Total defined benefit obligations as a percentage of total					12.00%
Plan liabilities						1,428
Market value of plan assets						1,335
Sweden defined benefit pension | Rest of Group defined benefit plans | SWEDEN
Post-retirement benefits
Total defined benefit obligations as a percentage of total					18.00%
Plan liabilities						2,525
Market value of plan assets						$ 1,338
Three main country defined benefit plans | UK, US and Sweden
Post-retirement benefits
Number of main defined benefit pension obligation countries | country				3	3
Three main country defined benefit plans | UK, US and Sweden | Due within one year
Post-retirement benefits
Further contribution					$ 33